UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6290

SMITH BARNEY WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

SMITH BARNEY INFLATION MANAGEMENT FUND

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS - 74.5%
$ 8,308,732	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	$8,941,625
	U.S. Treasury Inflation Indexed Notes:
11,879,022	3.875% due 1/15/09	13,174,120
8,269,440	2.000% due 1/15/14	8,557,903

	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $30,321,873)	30,673,648

ASSET BACKED SECURITIES - 25.3%
500,000	ACE Securities Corp., Series 2004-0P1, Class M3, 3.780% due 4/25/34 (a)	501,239
	Aegis Asset Backed Securities Trust:
417,066	Series 2004-5N, Note, 5.000% due 12/25/34 (b)	416,481
500,000	Series 2004-5, Class M2, 3.750% due 12/25/34 (a)	504,956
500,000	Ameriquest Mortgage Securities Inc., Series 2004-R11, Class M5, 3.730% due 11/25/34 (a)	509,091
500,000	Amortizing Residential Collateral Trust, Series 2004-1, Class M4, 3.580% due 10/25/34 (a)	507,750
400,000	Argent NIM Trust, Series 2004-WN10, Class B, 7.385% due 11/25/34 (b)	400,000
380,430	Bear Stearns Asset Backed Securities NIM, Series 2004-HE8N, Class A1, 5.000% due 9/25/34 (b)	379,559
	Countrywide Asset-Backed Certificates:
500,000	Series 2004-BC4, Class M2, 3.380% due 10/25/34 (a)	502,391
422,214	Series 2004-11N, Class N, 5.250% due 4/25/36 (b)	421,262
500,000	First Franklyn NIM Trust, Series 2004-FF10, Class N2, 6.000% due 11/25/34 (b)	495,625
329,324	Long Beach Asset Holdings Corp., Series 2004-6, Class N2, 7.500% due 11/25/34 (b)	323,158
500,000	Long Beach Mortgage Loan Trust, Series 2004-6, Class M2, 3.680% due 11/25/34 (a)	502,977
500,000	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class M4, 3.530% due 9/25/34 (a)	505,286

See Notes to Schedule of Investments.

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SMITH BARNEY INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)(continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
ASSET BACKED SECURITIES - 25.3% (continued)
	Morgan Stanley ABS Capital I:
$ 500,000	Series 2004-HE9, Class M6, 3.780% due 11/25/34 (a)	$505,475
500,000	Series 2004-NC8, Class M4, 3.530% due 9/25/34 (a)	503,020
500,000	Series 2004-OP1, Class M5, 3.580% due 11/25/34 (a)	505,331
500,000	Novastar Home Equity Loan, Series 2004-4, Class M4, 3.630% due 3/25/35 (a)	502,193
100,000	Option One Mortgage Loan Trust, Series 2002-2, Class M2, 3.680% due 6/25/32 (a)	100,418
500,000	Park Place Securities Inc., Series 2004-WWF1, Class M4, 3.630% due 1/25/35 (a)	512,143
250,000	Park Place Securities NIM Trust, Series 2004-WWF1, Class B, 6.290% due 1/25/35 (b)	250,000
500,000	Residential Asset Securities Corp., Series 2004-KS10, Class M2, 3.680% due 11/25/34 (a)	501,610
	Sail NIM Notes:
466,917	Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	455,828
189,719	Series 2004-11A, Class A2, 4.750% due 1/27/35 (b)	189,789
433,645	Sharp SP I LLC NIM Trust, Series 2004-HS1N, Note, 5.920% due 2/25/34 (b)	420,907

	TOTAL ASSET BACKED SECURITIES (Cost - $10,360,006)	10,416,489

	TOTAL INVESTMENTS - 99.8% (Cost - $40,681,879*)	41,090,137
	Other Assets in Excess of Liabilities - 0.2%	93,078

	TOTAL NET ASSETS - 100.0%	$41,183,215

(a)	Variable rate security. Rate shown is rate in effect at January 31, 2005.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

NIM    — Net Interest Margin.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Inflation Management Fund (“Fund”), a separate non-diversified investment fund of the Smith Barney World Funds, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income obligations are valued on the basis of valuations provided by dealers in those instruments or an independent pricing service approved by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$576,793
Gross unrealized depreciation	(168,535)

Net unrealized appreciation	$408,258

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 30, 2005

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	March 30, 2005